GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
SCHEDULE OF GOODWILL
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Discontinued operations
Carrying amount	3,735	3,735
Accumulated impairment losses	(3,735)	(3,735)
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